FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:         September 30, 2012

Check here if Amendment  [X] ;  Amendment Number: 1

 This Amendment (Check one only):                [X]  is a restatement
                                                 [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                  Water Island Capital, LLC
Address:               41 Madison Avenue
                       New York, New York 10010

Form 13F File Number:  28-10693

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Jennifer Avicolli
Title:         Chief Compliance Officer
Phone:         (646) 727-4463

Signature, Place, and Date of Signing:

/s/ Jennifer Avicolli               New York, New York             11/15/12
      [Signature]                     [City, State]                [Date]

Report Type:         (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT.(Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                          0

Form 13F Information Table Entry Total:                                    76

Form 13F Information Table Value Total:                           $ 1,813,089
                                                                  (thousands)


List of Other Included Managers:
                                             NONE

NAME OF                        TITLE OF                   VALUE                 SHRS/  PUT/  INVESTMENT  OTHER    VOTING AUTHORITY
ISSUER                         CLASS           CUSIP     (x $1000)   SH/PRN     PRN    CALL  DISCRETION  MANAGERS SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
AETNA INC                      COM             00817Y108 33              307       SH  PUT     Sole                307
                               COM             00817Y108 52              678       SH  PUT     Sole                678
ALPHA NATURAL RESOURCES        COM             02076X102 51              7,729     SH          Sole                7,729
AERCAP HOLDINGS NV             SHS             N00985106 98              7,800     SH          Sole                7,800
AMERIGROUP CORP                COM             03073T102 96,310          1,053,379 SH          Sole                1,053,379
American Realty Capital Trust  COM             02917L101 19,681          1,677,822 SH          Sole                1,677,822
Ariba Inc                      COM NEW         04033V203 137,302         3,064,769 SH          Sole                3,064,769
AuthenTec Inc                  COM             052660107 2,405           300,268   SH          Sole                300,268
Avon Products Inc              COM             054303102 48              3,000     SH          Sole                3,000
Bank of America Corp           COM             060505104 100             11,377    SH          Sole                11,377
Beacon Federal Bancorp Inc     COM             073582108 395             19,220    SH          Sole                19,220
Brightpoint Inc                COM NEW         109473405 21,949          2,444,248 SH          Sole                2,444,248
Cameco Corp                    COM             13321L108 2               17        SH  PUT     Sole                17
CH Energy Group Inc            COM             12541M102 10,134          155,411   SH          Sole                155,411
CITIZENS BANKING CORP          COM NEW         174420307 17,911          925,626   SH          Sole                925,626
COLLECTIVE BRANDS INC          COM             19421W100 111,561         5,138,683 SH          Sole                5,138,683
COMERICA INC                   COM             200340107 137             4,400     SH          Sole                4,400
COMVERSE TECHNOLOGY INC        COM PAR $0.10   205862402 543             88,315    SH          Sole                88,315
CONSOL ENERGY INC              COM             20854P109 180             3,000     SH          Sole                3,000
CREDO Petroleum Corp           COM PAR $0.10   225439207 4,124           284,400   SH          Sole                284,400
Chicago Bridge & Iron Co NV    N Y REGISTRY SH 167250109 540             2,183     SH  CALL    Sole                2,183
Chicago Bridge & Iron Co NV    N Y REGISTRY SH 167250109 79              456       SH  CALL    Sole                456
Chicago Bridge & Iron Co NV    N Y REGISTRY SH 167250109 3,658           96,045    SH          Sole                96,045
China Kanghui Holdings Inc     SPONSORED ADR   16890V100 13,025          429,034   SH          Sole                429,034
Cooper Industries PLC          SHS             G24140108 187,222         2,494,298 SH          Sole                2,494,298
Coventry Health Care Inc       COM             222862104 91,835          2,202,810 SH          Sole                2,202,810
Deltek Inc                     COM             24784L105 6,753           518,682   SH          Sole                518,682
Denison Mines Corp             COM             248356107 76              51,336    SH          Sole                51,336
Dollar Thrifty Automotive Grou COM             256743105 141,654         1,629,517 SH          Sole                1,629,517
Energy Transfer Prtnrs L P     UNIT LTD PTN    29273R109 85              2,000     SH          Sole                2,000
FSI International Inc          COM             302633102 14,002          2,258,362 SH          Sole                2,258,362
Flagstone Reinsurance Holdings COM             L3466T104 4,039           470,251   SH          Sole                470,251
GenOn Energy Inc               COM             37244E107 80,248          31,718,758SH          Sole                31,718,758
Genworth Financial Inc         COM CL A        37247D106 192             36,716    SH          Sole                36,716
Hudson City Bancorp Inc        COM             443683107 60,339          7,580,217 SH          Sole                7,580,217
INTERMUNE INC                  COM             45884X103 183             20,389    SH          Sole                20,389
JP MORGAN CHASE & CO           COM             46625H100 151             3,725     SH          Sole                3,725
Kenexa Corp                    COM             488879107 88,366          1,928,126 SH          Sole                1,928,126
LAM Research Corp              COM             512807108 3,971           124,933   SH          Sole                124,933
LML Payment Systems Inc        COM             50208P109 268             78,800    SH          Sole                78,800
MANITOWOC COMPANY INC          COM             563571108 147             11,024    SH          Sole                11,024
MEDICIS PHARMACEUTICAL         NOTE 1.375% 6/0 584690AC5 253             234,000   SH          Sole                234,000
                               COM             584690309 109,596         2,532,832 SH          Sole                2,532,832
                               COM             584690309 1               10        SH  CALL    Sole                10
Mediware Information Systems   COM             584946107 3,684           168,154   SH          Sole                168,154
Nexen Inc                      COM             65334H102 124,506         4,915,576 SH          Sole                4,915,576
Pacific Capital Bancorp        COM NEW         69404P200 221             4,816     SH          Sole                4,816
Par Pharmaceuticals Cos Inc    COM             69888P106 119,642         2,392,836 SH          Sole                2,392,836
Peet's Coffee & Tea Inc        COM             705560100 28,896          393,994   SH          Sole                393,994
Peet's Coffee & Tea Inc        COM             705560100 2               240       SH  PUT     Sole                240
PEP BOYS-MANNY MOE & JACK      COM             713278109 17,782          1,746,797 SH          Sole                1,746,797
Pervasive Software Inc         COM             715710109 168             19,575    SH          Sole                19,575
Physicians Formula Holdings In COM             719427106 1,411           289,661   SH          Sole                289,661
RAILAMERICA INC                COM             750753402 52,868          1,924,580 SH          Sole                1,924,580
RAMBUS INC                     NOTE 5.000% 6/1 750917AC0 326             320,000   SH          Sole                320,000
Research In Motion Ltd         COM             760975102 39              5,165     SH          Sole                5,165
                               COM             760975102 1               52        SH  CALL    Sole                52
Robbins & Myers INC            COM             770196103 78,562          1,318,151 SH          Sole                1,318,151
Savannah Bancorp Inc/The       COM             804748101 232             23,212    SH          Sole                23,212
SeaBright Holdings Inc         COM             811656107 16,753          1,523,042 SH          Sole                1,523,042
Shaw Group Inc                 COM             820280105 39,096          896,287   SH          Sole                896,287
Shaw Group Inc                 COM             820280105 378             7,194     SH  PUT     Sole                7,194
SPDR S&P 500 ETF TR            TR UNIT         78462F103 32              913       SH  PUT     Sole                913
SPDR S&P 500 ETF TR            TR UNIT         78462F103 34              814       SH  PUT     Sole                814
SPDR S&P 500 ETF TR            TR UNIT         78462F103 46              855       SH  PUT     Sole                855
SPDR S&P 500 ETF TR            TR UNIT         78462F103 68              1,020     SH  PUT     Sole                1,020
Sunoco Inc                     COM             86764P109 55,649          1,188,319 SH          Sole                1,188,319
SUNRISE SENIOR LIVING          COM             86768K106 32,092          2,248,934 SH          Sole                2,248,934
Symantec Inc                   NOTE 1.000% 6/1 871503AF5 199             456,000   SH          Sole                456,000
Superior Energy Services Inc   COM             868157108 201             9,801     SH          Sole                9,801
Union Drilling Inc             COM             90653P105 2,933           451,980   SH          Sole                451,980
VENOCO INC                     COM             92275P307 105             8,877     SH          Sole                8,877
Vulcan Materials Co            COM             929160109 29              86        SH  CALL    Sole                86
WALTER ENERGY INC              COM             93317Q105 160             4,932     SH          Sole                4,932
West Coast Bancorp/OR          COM NEW         952145209 7,275           323,067   SH          Sole                323,067





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